UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-8088
                                                      --------

                             OAK RIDGE FUNDS, INC.
                             ---------------------
               (Exact name of registrant as specified in charter)

                      10 SOUTH LASALLE STREET, SUITE 1050
                               CHICAGO, IL  60603
              (Address of principal executive offices) (Zip code)

                                SAMUEL WEGBREIT
                             OAK RIDGE FUNDS, INC.
                      10 SOUTH LASALLE STREET, SUITE 1050
                               CHICAGO, IL 60603
                    (Name and address of agent for service)

                                 1-800-407-7298
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: NOVEMBER 30, 2003
                         -----------------

Date of reporting period: NOVEMBER 30, 2003
                          -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

ANNUAL
REPORT
November 30, 2003

OAK RIDGE
FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

OAK RIDGE FUNDS

LETTER TO SHAREHOLDERS
JANUARY, 2004

Dear Shareholder,

  The stock market advanced sharply to enjoy its first annual gain since 1999. What began as a mostly speculative rally in poor quality securities, broadened to include industrial and other cyclical stocks poised to benefit from an economic recovery.

  A surprising 8.2% surge in third quarter GDP instilled confidence that the economy will sustain its expansion. Recent growth is exaggerated compared to depressed levels of the preceding year, however, corporate spending is building momentum. Businesses are lean and leveraged to benefit from capital expenditures. Long-term implications of a weak U.S. currency are troubling, but the short-term effect has been a meaningful contribution in dollar denominated sales for large global companies.

  Unemployment has been a stubborn issue, the result of ongoing efficiency gains and the continued trend to outsource manufacturing and business services. The consumer has carried the economy while business spending declined beginning in 2000. Inconceivably low interest rates led to increased home values and a wave of refinancing that created cheap capital. The Federal Reserve is aware of the frailty of the consumer and the weak, but recovering, job market. Rates will likely increase at a gradual pace to support the dollar and minimize inflationary pressure without collapsing real estate values and losing the consumer. The economy has been aided by tax cuts and should remain a primary focus of the President in this election year.

  Holiday data reflects the growing trend of bargain hunting shoppers, who benefit from the internet and other sources. It is important for business to respond by upgrading technology and operations to meet customer expectations. The companies best positioned in the current economy are those that cater to businesses. Global opportunities are also an important element, even for small-cap companies, but there is much over-speculation in concentrated plays such as China's burgeoning growth. It is more prudent to invest in domestic leaders that can participate in China and other developing countries.

  The Oak Ridge investment discipline is consistently applied and adheres to the belief that a growth stock is one that grows its earnings at a rate in excess of the overall market. Attractive investment opportunities result from discovering growth stocks employing their earnings in the long-term best interest of shareholders. Oak Ridge seeks companies that do not trade at excessive valuations based on growth prospects and historic data for the company, its industry and the broad market. These companies often pay dividends. Providing shareholders with income should no longer be perceived as the white flag implying limited growth prospects, but as an attractive component of total return.

  Oak Ridge Funds enjoyed strong real rates of return, but lagged their respective benchmarks. Long-term results remain very strong with less volatility than the indices. The speculative environment inflated returns on high beta stocks and the smallest, most illiquid stocks outperformed all other equities. Valuations remain historically high and discount a portion of future returns. Sectors such as healthcare and financials were out of favor despite more visible earnings prospects and attractive valuations.

  Rates should remain low, but will have an upward bias and not allow for multiple expansion. Stocks should provide returns near their earnings growth rate, but technology stocks, which already trade at lofty valuations, should lag despite improved sector fundamentals. The best opportunities should be in companies with favorable demographics that utilize technology to gain an advantage on their competitors. Investors should fare better by upgrading the quality of their portfolios and selling hot stocks and funds into the expected strength they should experience in the early part of 2004.

  Recent results have again inflated the expectations of many investors. The stock market is not cheap and must contend with the earnings impact of under-funded pensions, options dilution and restrictive, more transparent accounting regulations. As these realities join the positive influence of tame inflation and broad global economic growth, stocks will remain attractive compared with other investment alternatives, but we should enter a long lasting stock picker's market. Oak Ridge Funds are well positioned to benefit from a more rational environment.

  Finally, you recently received a notice regarding the proposed reorganization of the Oak Ridge Funds into funds managed by Pioneer Investment Management, Inc. Under the proposal, Oak Ridge Investments will continue to manage the fund's investments as a subadviser to the newly established Pioneer Oak Ridge Funds. Your fund's Board of Directors voted unanimously in favor of the proposal. You should have recently received proxy materials which contain more complete information on this proposed transaction. We encourage you to read these materials and ask that you vote your proxy at your earliest convenience. By voting your shares, you not only express your opinion on the matters under consideration, you help eliminate the need for costly subsequent mailings.

  We are grateful for the confidence and support of shareholders and wish to extend sincere best wishes for a happy, healthy New Year.

  Sincerely,

  /s/David M. Klaskin

  David M. Klaskin
  Chairman
  Chief Investment Officer

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

               Oak Ridge            Oak Ridge                         Russell
               Small Cap            Small Cap          Russell         2000
             Equity Fund -        Equity Fund -         2000          Growth
Date       Class A - No Load      Class A - Load        Index          Index
----       -----------------      --------------        -----          -----
1/3/94*<F1>     $10,000                $9,575         $10,000         $10,000
11/94           $10,480               $10,035          $9,562          $9,531
11/95           $14,360               $13,749         $12,286         $12,508
11/96           $17,359               $16,621         $14,315         $13,953
11/97           $22,218               $21,274         $17,665         $16,057
11/98           $20,038               $19,186         $16,496         $14,915
11/99           $23,524               $22,524         $19,081         $19,786
11/00           $26,105               $24,995         $18,969         $17,012
11/01           $26,309               $25,191         $19,912         $15,427
11/02           $22,810               $21,840         $17,801         $12,274
11/03           $31,014               $29,695         $24,261         $16,899

*<F1>  inception date January 3, 1994

                     For the period ended November 30, 2003

                                                                                     Average Annual Total Return
                                                                             --------------------------------------------
                                                                                                             Since
                                                              1 Year         3 Year         5 Year       Inception(a)<F2>
                                                              ------         ------         ------       ----------------
Oak Ridge Small Cap Equity Fund - Class A (no load)           35.97%         5.91%          9.13%             12.10%
Oak Ridge Small Cap Equity Fund - Class A (load)              30.19%         4.38%          8.19%             11.62%
Russell 2000 Index                                            36.29%         8.50%          7.99%              9.34%
Russell 2000 Growth Index                                     37.68%        (0.22)%         2.53%              5.44%

(a)<F2>  January 3, 1994 inception.

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For the Small Cap Equity Fund Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

OAK RIDGE LARGE CAP EQUITY FUND -- CLASS A

                Oak Ridge             Oak Ridge                       Russell
                Large Cap             Large Cap           S&P          1000
              Equity Fund -         Equity Fund -         500         Growth
Date        Class A - No Load      Class A - Load        Index         Index
----        -----------------      --------------        -----         -----
3/1/99            $10,000               $9,575          $10,000       $10,000
5/99              $10,092               $9,663          $10,548       $10,216
11/99             $10,376               $9,935          $11,324       $11,937
5/00              $11,059              $10,589          $11,653       $12,769
11/00             $11,576              $11,084          $10,846       $10,558
5/01              $11,351              $10,869          $10,423        $8,975
11/01             $10,343               $9,904           $9,521        $8,150
5/02               $9,826               $9,408           $8,980        $7,101
11/02              $8,951               $8,570           $7,948        $6,302
5/03               $9,070               $8,684           $8,256        $6,544
11/03              $9,902               $9,481           $9,147        $7,358

                     For the period ended November 30, 2003

                                                                               Average Annual Total Return
                                                                             -------------------------------
                                                                                                 Since
                                                              1 Year         3 Year         Inception(a)<F3>
                                                              ------         ------         ----------------
Oak Ridge Large Cap Equity Fund - Class A (no load)           10.63%        (5.07)%             (0.21)%
Oak Ridge Large Cap Equity Fund - Class A (load)               5.90%        (6.44)%             (1.11)%
S&P 500 Stock Index                                           13.02%        (5.52)%             (1.86)%
Russell 1000 Growth Index                                     16.75%       (11.34)%             (6.25)%

(a)<F3>  March 1, 1999 inception.

Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

OAK RIDGE SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003

NUMBER OF
  SHARES                                                              VALUE
---------                                                             -----
            COMMON STOCK -- 96.16%

            AEROSPACE & DEFENSE -- 2.18%
     2,000  DRS Technologies, Inc.*<F4>                            $    53,000
     5,770  Engineered Support Systems, Inc.                           305,810
                                                                   -----------
                                                                       358,810
                                                                   -----------

            BANKING -- 1.31%
     4,125  East West Bancorp, Inc.                                    216,067
                                                                   -----------

            BUSINESS SERVICES -- 8.42%
    14,000  Alliance Data
              Systems Corporation*<F4>                                 419,720
     8,615  Global Payments Inc.                                       391,121
     7,650  Kronos Incorporated*<F4>                                   299,651
    10,000  Portfolio Recovery
              Associates, Inc.*<F4>                                    277,400
                                                                   -----------
                                                                     1,387,892
                                                                   -----------

            CHEMICALS -- 3.00%
    10,800  Airgas, Inc.                                               209,304
    13,000  Spartech Corporation                                       286,000
                                                                   -----------
                                                                       495,304
                                                                   -----------

            COMPUTER SERVICES -- 8.15%
    10,000  CACI International Inc. - Class A*<F4>                     497,700
     9,300  Cognizant Tech
              Solutions Corporation*<F4>                               426,591
     9,500  SRA International, Inc. - Class A*<F4>                     419,045
                                                                   -----------
                                                                     1,343,336
                                                                   -----------

            CONSUMER PRODUCTS -- 2.14%
     8,700  Church & Dwight Co., Inc.                                  352,437
                                                                   -----------

            DRUGS -- 6.32%
    13,477  K-V Pharmaceutical
              Company - Class A*<F4>                                   351,750
    10,000  Taro Pharmaceutical
              Industries Ltd.+<F5>*<F4>                                689,400
                                                                   -----------
                                                                     1,041,150
                                                                   -----------

            EDUCATION -- 2.17%
     7,000  Career Education Corporation*<F4>                          357,910
                                                                   -----------

            ELECTRONICS -- 3.60%
     8,040  Benchmark Electronics, Inc.*<F4>                           295,309
     6,800  ScanSource, Inc.*<F4>                                      297,432
                                                                   -----------
                                                                       592,741
                                                                   -----------

            FINANCIAL SERVICES -- 6.60%
     5,250  Doral Financial Corp.                                      265,493
     6,200  Legg Mason, Inc.                                           494,202
    25,000  NetBank, Inc.                                              327,500
                                                                   -----------
                                                                     1,087,195
                                                                   -----------

            HEALTH CARE SERVICES
              & SUPPLIES -- 6.10%
     6,925  AmSurg Corp.*<F4>                                          257,679
    15,850  Caremark Rx, Inc.*<F4>                                     423,195
     9,000  Techne Corporation*<F4>                                    324,720
                                                                   -----------
                                                                     1,005,594
                                                                   -----------

            INSTRUMENTS - SCIENTIFIC -- 4.63%
     8,900  Fisher Scientific International Inc.*<F4>                  358,403
    10,000  Varian, Inc.*<F4>                                          405,600
                                                                   -----------
                                                                       764,003
                                                                   -----------

            INSURANCE -- 2.45%
    13,000  HCC Insurance Holdings, Inc.                               404,430
                                                                   -----------

            INTERNET PRODUCTS & SERVICES -- 2.09%
     9,015  Avocent Corporation*<F4>                                   345,184
                                                                   -----------

            LEISURE & GAMING -- 2.70%
    17,000  Alliance Gaming Corporation*<F4>                           445,400
                                                                   -----------

            OIL & GAS EXPLORATION
              & PRODUCTION -- 3.05%
    10,000  Evergreen Resources, Inc.*<F4>                             280,300
    12,500  Remington Oil & Gas Corporation*<F4>                       223,125
                                                                   -----------
                                                                       503,425
                                                                   -----------

            RETAIL -- 8.87%
     6,525  Cost Plus, Inc.*<F4>                                       305,174
     9,600  Fred's, Inc.                                               320,160
    13,500  Hot Topic, Inc.*<F4>                                       402,300
    10,000  O'Reilly Automotive, Inc.*<F4>                             435,200
                                                                   -----------
                                                                     1,462,834
                                                                   -----------

            SAVINGS AND LOANS -- 4.33%
    18,360  New York Community
              Bancorp, Inc.                                            713,286
                                                                   -----------

            SEMICONDUCTORS -- 2.53%
    14,000  Integrated Circuit Systems, Inc.*<F4>                      416,500
                                                                   -----------

            SOFTWARE -- 1.76%
    12,500  Verint Systems Inc.*<F4>                                   289,750
                                                                   -----------

            TEXTILES AND APPAREL -- 1.58%
    12,500  Wolverine World Wide, Inc.                                 259,875
                                                                   -----------

            TRANSPORTATION SERVICES -- 3.04%
     9,600  Knight Transportation, Inc.*<F4>                           232,608
     8,000  UTI Worldwide, Inc.+<F5>                                   268,000
                                                                   -----------
                                                                       500,608
                                                                   -----------

            WASTE DISPOSAL SERVICES -- 4.36%
     8,500  Stericycle, Inc.*<F4>                                      419,900
     8,100  Waste Connections, Inc.*<F4>                               299,700
                                                                   -----------
                                                                       719,600
                                                                   -----------

            WHOLESALE -- 4.78%
     8,800  Performance Food
              Group Company*<F4>                                       345,928
    11,500  United Natural Foods, Inc.*<F4>                            441,485
                                                                   -----------
                                                                       787,413
                                                                   -----------
            Total Common Stock
              (cost $10,849,467)                                    15,850,744
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 4.18%

            VARIABLE RATE DEMAND NOTES#<F6> -- 4.18%
  $241,773  American Family Financial
              Services, Inc., 0.7308%                                  241,773
   101,961  U.S. Bank, N.A., 0.8688%                                   101,961
   345,000  Wisconsin Corporate Central
              Credit Union, 0.7888%                                    345,000
                                                                   -----------
            Total Short-Term Investments
              (cost $688,734)                                          688,734
                                                                   -----------
            Total Investments -- 100.34%
              (cost $11,538,201)                                    16,539,478
                                                                   -----------
            Liabilities, less Other
              Assets  -- (0.34)%                                       (56,064)
                                                                   -----------
            NET ASSETS -- 100.00%                                  $16,483,414
                                                                   -----------
                                                                   -----------

*<F4>     Non-income producing security.
+<F5>     Foreign security.
#<F6> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of November 30, 2003.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2003

NUMBER OF
  SHARES                                                               VALUE
---------                                                              -----
             COMMON STOCK -- 96.19%

             BANKING -- 9.52%
     6,950   Citigroup Inc.                                         $  326,928
     5,800   Popular, Inc.                                             273,528
     8,000   U.S. Bancorp                                              221,680
                                                                    ----------
                                                                       822,136
                                                                    ----------

             BIOTECHNOLOGY -- 7.06%
     3,500   Amgen Inc.*<F7>                                           201,285
     2,800   Genentech, Inc.*<F7>                                      236,040
     3,700   Genzyme Corporation*<F7>                                  172,938
                                                                    ----------
                                                                       610,263
                                                                    ----------

             BUSINESS SERVICES -- 4.48%
     4,100   Affiliated Computer
               Services, Inc. - Class A*<F7>                           205,574
     4,800   First Data Corporation                                    181,680
                                                                    ----------
                                                                       387,254
                                                                    ----------

             COMMUNICATIONS -- 2.88%
     6,900   Univision Communications,
               Inc. - Class A*<F7>                                     248,952
                                                                    ----------

             COMPUTERS - HARDWARE -- 4.91%
     7,300   Dell Computer Corporation*<F7>                            251,850
     1,905   International Business
               Machines Corporation                                    172,479
                                                                    ----------
                                                                       424,329
                                                                    ----------

             COMPUTERS - SOFTWARE -- 3.23%
    10,850   Microsoft Corporation                                     278,845
                                                                    ----------

             COSMETICS & TOILETRIES -- 3.34%
     3,000   Procter & Gamble Company                                  288,720
                                                                    ----------

             DISTRIBUTION -- 2.82%
     6,700   Sysco Corporation                                         243,344
                                                                    ----------

             DIVERSIFIED MANUFACTURING -- 5.12%
     7,300   General Electric Company                                  209,291
     2,800   Danaher Corporation                                       232,960
                                                                    ----------
                                                                       442,251
                                                                    ----------

             DRUGS -- 2.69%
     6,925   Pfizer Inc.                                               232,334
                                                                    ----------

             ELECTRONICS -- 2.23%
     7,000   Jabil Circuit, Inc.*<F7>                                  192,570
                                                                    ----------

             FINANCIAL SERVICES -- 2.75%
     1,050   American Express Company                                   47,995
     5,100   SLM Corporation                                           189,363
                                                                    ----------
                                                                       237,358
                                                                    ----------

             HEALTHCARE SERVICES
               & SUPPLIES -- 8.16%
     3,700   Alcon, Inc.+<F8>                                          215,229
     5,000   Medtronic, Inc.                                           226,000
     4,000   Zimmer Holdings, Inc.*<F7>                                263,680
                                                                    ----------
                                                                       704,909
                                                                    ----------

             INSURANCE -- 3.95%
     4,845   AFLAC INCORPORATED                                        174,275
     2,886   American International Group                              167,244
                                                                    ----------
                                                                       341,519
                                                                    ----------

             INTERNET PRODUCTS
               & SERVICES -- 4.19%
     3,255   eBay Inc.*<F7>                                            181,792
     5,500   InterActiveCorp*<F7>                                      180,675
                                                                    ----------
                                                                       362,467
                                                                    ----------

             INVESTMENT COMPANIES -- 3.02%
     4,600   Merrill Lynch & Company                                   261,050
                                                                    ----------

             LEISURE & GAMING -- 4.42%
    11,000   International Game Technology*<F7>                        381,590
                                                                    ----------

             OIL & GAS -- 5.36%
     3,706   Apache Corporation                                        266,091
     7,800   XTO Energy, Inc.                                          197,184
                                                                    ----------
                                                                       463,275
                                                                    ----------

             RETAIL -- 13.42%
     3,250   Best Buy Co., Inc.                                        201,500
     3,550   Lowe's Companies, Inc.                                    206,965
     4,400   Ross Stores, Inc.                                         241,032
     6,900   Walgreen Company                                          253,989
     4,600   Wal-Mart Stores, Inc.                                     255,944
                                                                    ----------
                                                                     1,159,430
                                                                    ----------

             TRANSPORTATION SERVICES -- 2.64%
     3,135   FedEx Corp.                                               227,914
                                                                    ----------
             Total Common Stock
               (cost $6,793,924)                                     8,310,510
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 4.07%

             VARIABLE RATE DEMAND NOTES#<F9> -- 4.07%
  $113,000   American Family Financial
               Services, Inc., 0.7308%                                 113,000
   135,034   U.S. Bank, N.A., 0.8688%                                  135,034
   103,843   Wisconsin Corporate Central
               Credit Union, 0.7888%                                   103,843
                                                                    ----------
             Total Short-Term Investments
               (cost $351,877)                                         351,877
                                                                    ----------
             Total Investments -- 100.26%
               (cost $7,145,801)                                     8,662,387
                                                                    ----------
             Liabilities, less
               Other Assets -- (0.26%)                                 (22,315)
                                                                    ----------
             NET ASSETS -- 100.00%                                  $8,640,072
                                                                    ----------
                                                                    ----------

*<F7>     Non-income producing security.
+<F8>     Foreign security.
#<F9> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of November 30, 2003.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003

                                                      OAK RIDGE     OAK RIDGE
                                                      SMALL CAP     LARGE CAP
                                                     EQUITY FUND   EQUITY FUND
                                                     -----------   -----------
ASSETS:
   Investments, at market value (cost $11,538,201
     and $7,145,801, respectively)                    $16,539,478  $ 8,662,387
   Receivable from Adviser                                     --       14,092
   Receivable for fund shares issued                        1,208           --
   Interest and dividends receivable                        2,970        3,552
   Other assets                                             3,333        4,187
                                                      -----------  -----------
   Total Assets                                        16,546,989    8,684,218
                                                      -----------  -----------

LIABILITIES:
   Payable to Adviser                                       1,126           --
   Payable for 12b-1 fees                                  12,651        6,866
   Accrued other expenses                                  49,798       37,280
                                                      -----------  -----------
   Total Liabilities                                       63,575       44,146
                                                      -----------  -----------
NET ASSETS                                            $16,483,414  $ 8,640,072
                                                      -----------  -----------
                                                      -----------  -----------

NET ASSETS CONSIST OF:
   Paid-in-capital                                    $11,647,730  $ 7,303,993
   Accumulated net realized loss on investments          (165,593)    (180,507)
   Net unrealized appreciation on investments           5,001,277    1,516,586
                                                      -----------  -----------
   Net Assets                                         $16,483,414  $ 8,640,072
                                                      -----------  -----------
                                                      -----------  -----------
CLASS A:
   Net assets                                         $15,529,343  $ 8,640,072
   Shares authorized ($0.01 par value)                 50,000,000   50,000,000
   Shares issued and outstanding                          791,483      773,086
   Net asset value and redemption price per share          $19.62       $11.18
                                                           ------       ------
                                                           ------       ------
   Maximum offering price per share ($19.62 and
     $11.18 divided by 0.9575, respectively)               $20.49       $11.68
                                                           ------       ------
                                                           ------       ------

CLASS C:
   Net assets                                         $   954,071  $        --
   Shares authorized ($0.01 par value)                 50,000,000   50,000,000
   Shares issued and outstanding                           51,562           --
   Net asset value, redemption price
     and offering price per share                          $18.50       $   --
                                                           ------       ------
                                                           ------       ------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2003

                                                      OAK RIDGE     OAK RIDGE
                                                      SMALL CAP     LARGE CAP
                                                     EQUITY FUND   EQUITY FUND
                                                     -----------   -----------
INVESTMENT INCOME:
   Interest                                           $    8,362    $    4,954
   Dividends (net of foreign taxes withheld
     of $315 and $273, respectively)                      58,804        70,840
                                                      ----------    ----------
                                                          67,166        75,794
                                                      ----------    ----------

EXPENSES:
   Investment advisory fees                              104,324        48,524
   Fund administration and accounting fees                86,080        67,080
   12b-1 fees -- Class A                                  32,705        20,218
   12b-1 fees -- Class C                                   6,207            --
   Service fees -- Class C                                 2,069            --
   Professional fees                                      44,004        33,447
   Shareholder servicing fees and expenses                54,639        32,064
   Federal and state registration fees                    10,189        11,700
   Reports to shareholders                                 5,326         3,628
   Custody fees                                            3,688         3,867
   Directors' fees                                         3,420         3,470
   Other                                                     596           364
                                                      ----------    ----------
   Total expenses before waiver                          353,247       224,362
   Less: Waiver and reimbursement
     of expenses by Adviser                              (68,844)      (62,616)
                                                      ----------    ----------
   Net expenses                                          284,403       161,746
                                                      ----------    ----------
NET INVESTMENT LOSS                                     (217,237)      (85,952)
                                                      ----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments             1,085,745      (120,454)
   Change in unrealized appreciation/depreciation
     on investments                                    3,603,300     1,041,244
                                                      ----------    ----------
   Net gain on investments                             4,689,045       920,790
                                                      ----------    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  $4,471,808    $  834,838
                                                      ----------    ----------
                                                      ----------    ----------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       OAK RIDGE                          OAK RIDGE
                                                                 SMALL CAP EQUITY FUND              LARGE CAP EQUITY FUND
                                                             ------------------------------     ------------------------------
                                                              YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                             NOVEMBER 30,      NOVEMBER 30,     NOVEMBER 30,      NOVEMBER 30,
                                                                 2003              2002             2003              2002
                                                             ------------      ------------     ------------      ------------
OPERATIONS:
   Net investment loss                                        $  (217,237)     $  (209,751)      $  (85,952)      $  (77,485)
   Net realized gain (loss) on investments                      1,085,745       (1,251,338)        (120,454)         747,407
   Change in unrealized appreciation/depreciation
     on investments                                             3,603,300         (499,455)       1,041,244       (1,925,739)
                                                              -----------      -----------       ----------       ----------
   Net increase (decrease) in net assets resulting
     from operations                                            4,471,808       (1,960,544)         834,838       (1,255,817)
                                                              -----------      -----------       ----------       ----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                    522,620          999,078          517,441          362,337
   Shares issued to holders in reinvestment
     of dividends                                                      --        1,637,049          444,494               --
   Shares redeemed                                             (1,509,237)      (1,668,346)        (764,600)      (1,999,100)
   Shares issued in connection with acquisition
     of Universal Growth Fund (Note 3)                                 --               --               --        8,228,914
                                                              -----------      -----------       ----------       ----------
   Net increase (decrease) in net assets resulting
     from capital share transactions                             (986,617)         967,781          197,335        6,592,151
                                                              -----------      -----------       ----------       ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
  FROM NET REALIZED GAINS                                              --       (1,562,741)        (461,097)              --
                                                              -----------      -----------       ----------       ----------

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
  FROM NET REALIZED GAINS                                              --         (144,696)              --               --
                                                              -----------      -----------       ----------       ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                                 3,485,191       (2,700,200)         571,076        5,336,334

NET ASSETS:
   Beginning of period                                         12,998,223       15,698,423        8,068,996        2,732,662
                                                              -----------      -----------       ----------       ----------
   End of period                                              $16,483,414      $12,998,223       $8,640,072       $8,068,996
                                                              -----------      -----------       ----------       ----------
                                                              -----------      -----------       ----------       ----------

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 NOV. 30, '03    NOV. 30, '02     NOV. 30, '01     NOV. 30, '00     NOV. 30, '99
                                                 ------------    ------------     ------------     ------------     ------------
Net asset value, beginning
  of period                                         $14.43          $18.58           $21.75           $19.60           $16.73
                                                    ------          ------           ------           ------           ------

Income from investment  operations:
     Net investment loss                             (0.25)(1)       (0.22)(2)        (0.24)(1)        (0.28)(1)        (0.27)(1)
                                                          <F10>           <F11>            <F10>            <F10>            <F10>
     Net realized and unrealized
       gains (losses) on investments                  5.44           (1.91)            0.75             2.43             3.18
                                                    ------          ------           ------           ------           ------
Total from investment operations                      5.19           (2.13)            0.51             2.15             2.91
                                                    ------          ------           ------           ------           ------

Less distributions:
     Distributions from net realized gains              --           (2.02)           (3.68)              --            (0.04)
                                                    ------          ------           ------           ------           ------
Net asset value, end of period                      $19.62          $14.43           $18.58           $21.75           $19.60
                                                    ------          ------           ------           ------           ------
                                                    ------          ------           ------           ------           ------

Total Return(3)<F12>                                35.97%        (13.30)%            0.78%           10.97%           17.41%

Supplemental data and ratios:
Net assets, end of period                      $15,529,343     $12,145,347      $14,419,175      $14,908,546      $14,001,255
Ratio of expenses to
  average net assets:
     Before expense waiver                           2.49%           2.34%            2.15%            2.09%            2.50%
     After expense waiver                            2.00%           2.00%            2.00%            2.00%            2.00%
Ratio of net investment loss
  to average net assets:
     Before expense waiver                         (2.01)%         (1.74)%          (1.40)%          (1.22)%          (1.98)%
     After expense waiver                          (1.52)%         (1.40)%          (1.25)%          (1.13)%          (1.48)%
Portfolio turnover rate(4)<F13>                        48%             46%              40%              46%              64%

(1)<F10> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(2)<F11> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)<F12>   The total return calculation does not reflect the 4.25% sales load.
(4)<F13> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                  YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                 NOV. 30, '03    NOV. 30, '02     NOV. 30, '01     NOV. 30, '00     NOV. 30, '99
                                                 ------------    ------------     ------------     ------------     ------------
Net asset value, beginning
  of period                                         $13.71          $17.88           $21.18           $19.24           $16.54
                                                    ------          ------           ------           ------           ------

Income from investment operations:
    Net investment loss                              (0.36)(1)       (0.33)(2)        (0.38)(1)        (0.48)(1)        (0.46)(1)
                                                          <F14>           <F15>            <F14>            <F14>            <F14>
    Net realized and unrealized
      gains (losses) on investments                   5.15           (1.82)            0.76             2.42             3.20
                                                    ------          ------           ------           ------           ------
Total from investment operations                      4.79           (2.15)            0.38             1.94             2.74
                                                    ------          ------           ------           ------           ------

Less distributions:
    Distributions from capital gains                    --           (2.02)           (3.68)              --            (0.04)
                                                    ------          ------           ------           ------           ------
Net asset value, end of period                      $18.50          $13.71           $17.88           $21.18           $19.24
                                                    ------          ------           ------           ------           ------
                                                    ------          ------           ------           ------           ------

Total Return                                        34.94%        (14.01)%            0.09%           10.08%           16.58%

Supplemental data and ratios:
Net assets, end of period                         $954,071        $852,876       $1,279,248       $1,330,540       $1,497,642
Ratio of expenses to
  average net assets:
    Before expense waiver                            3.24%           3.09%            2.90%            2.84%            3.25%
    After expense waiver                             2.75%           2.75%            2.75%            2.75%            2.75%
Ratio of net investment loss
  to average net assets:
    Before expense waiver                          (2.76)%         (2.49)%          (2.15)%          (1.97)%          (2.73)%
    After expense waiver                           (2.27)%         (2.15)%          (2.00)%          (1.88)%          (2.23)%
Portfolio turnover rate(3)<F16>                        48%             46%              40%              46%              64%

(1)<F14> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(2)<F15> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)<F16> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                                                                               MARCH 1, '99(1)<F17>
                                                  YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED         THROUGH
                                                 NOV. 30, '03    NOV. 30, '02    NOV. 30, '01    NOV. 30, '00      NOV. 30, '99
                                                 ------------    ------------    ------------    ------------      ------------
Net asset value, beginning
  of period                                         $10.74          $12.41          $13.89          $12.45            $12.00
                                                    ------          ------          ------          ------            ------

Income from investment operations:
    Net investment loss(2)<F18>                      (0.11)          (0.10)          (0.07)          (0.09)            (0.05)
    Net realized and unrealized
      gains (losses) on investments                   1.17           (1.57)          (1.41)           1.53              0.50
                                                    ------          ------          ------          ------            ------
Total from investment operations                      1.06           (1.67)          (1.48)           1.44              0.45
                                                    ------          ------          ------          ------            ------

Less distributions from capital gains                (0.62)             --              --              --                --
                                                    ------          ------          ------          ------            ------
Net asset value, end of period                      $11.18          $10.74          $12.41          $13.89            $12.45
                                                    ------          ------          ------          ------            ------
                                                    ------          ------          ------          ------            ------

Total Return(4)<F20>                                10.63%        (13.46)%        (10.66)%          11.57%             3.75%(3)<F19>

Supplemental data and ratios:
Net assets, end of period                       $8,640,072      $8,068,996      $2,732,662      $2,529,629        $1,855,483
Ratio of expenses to
  average net assets:
    Before expense waiver                            2.77%           3.21%           5.24%           4.72%             7.80%(5)<F21>
    After expense waiver                             2.00%           2.00%           2.00%           2.00%             2.00%(5)<F21>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                          (1.83)%         (2.21)%         (3.84)%         (3.40)%           (6.38)%(5)<F21>
    After expense waiver                           (1.06)%         (1.00)%         (0.60)%         (0.68)%           (0.58)%(5)<F21>
Portfolio turnover rate                                53%             26%             19%             25%               52%

(1)<F17>   Commencement of operations.
(2)<F18> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F19>   Not annualized.
(4)<F20>   The total return calculation does not reflect the 4.25% sales load.
(5)<F21>   Annualized.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS
NOVEMBER 30, 2003

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (the "Funds"). Each Fund's investment objective is capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity Fund).

The Funds have authorized two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last reported sales price on each security's principal exchange, except those traded on the NASDAQ NMS and Small Cap exchanges. Securities traded on the NASDAQ NMS and Small Cap exchanges will be valued at the NASDAQ official closing price. Securities traded on an exchange or on NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

c) Distributions to Shareholders -- The Funds generally pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will generally be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

d) Use of Estimates -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

f) Expenses -- Each Fund is charged for those expenses which are directly attributable to it. Expenses that are directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class. Expenses that are not directly attributable to either Fund are generally allocated between the Funds in proportion to their respective net assets. Income, unrealized and realized gains/losses are generally allocated between the Funds in proportion to their respective net assets.

3. ACQUISITION INFORMATION

On January 31, 2002, the Oak Ridge Large Cap Equity Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Universal Growth Fund. The Oak Ridge Large Cap Equity Fund issued 672,393 shares (valued at $8,228,914) for the 596,384 shares of the Universal Growth Fund outstanding at January 31, 2002. The net assets of $8,228,914 of the Universal Growth Fund included net unrealized appreciation on investments of $2,214,132. The net assets of the Oak Ridge Large Cap Equity Fund immediately before the acquisition were $2,682,404, and the Fund's Statement of Operations for the year ended November 30, 2002 does not include preacquisition activity of the Universal Growth Fund.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                           OAK RIDGE SMALL CAP EQUITY FUND
                                                       CLASS A
                                        --------------------------------------
                                           YEAR ENDED            YEAR ENDED
                                          NOV. 30, 2003         NOV. 30, 2002
                                        -----------------     ----------------
                                        AMOUNT     SHARES     AMOUNT    SHARES
                                        ------     ------     ------    ------
   Shares sold                        $  486,169   32,802   $  827,874  54,688
   Shares issued to holders in
     reinvestment of distributions            --       --    1,492,354  85,866
   Shares redeemed                    (1,320,681) (83,224)  (1,231,864)(74,618)
                                      ----------  -------   ---------- -------
   Net increase (decrease)            $ (834,512) (50,422)  $1,088,364  65,936
                                      ----------            ----------
                                      ----------            ----------
   SHARES OUTSTANDING:
      Beginning of Period                         841,905              775,969
                                                  -------              -------
      End of Period                               791,483              841,905
                                                  -------              -------
                                                  -------              -------

                                           OAK RIDGE SMALL CAP EQUITY FUND
                                                       CLASS C
                                        --------------------------------------
                                           YEAR ENDED            YEAR ENDED
                                          NOV. 30, 2003         NOV. 30, 2002
                                        -----------------     ----------------
                                        AMOUNT     SHARES     AMOUNT    SHARES
                                        ------     ------     ------    ------
   Shares sold                        $   36,451    2,591   $  171,204  11,317
   Shares issued to holders in
     reinvestment of distributions            --       --      144,695   8,690
   Shares redeemed                      (188,556) (13,247)    (436,482)(29,338)
                                      ----------  -------   ---------- -------
   Net decrease                       $ (152,105) (10,656)  $ (120,583) (9,331)
                                      ----------            ----------
                                      ----------            ----------
   SHARES OUTSTANDING:
      Beginning of Period                          62,218               71,549
                                                  -------              -------
      End of Period                                51,562               62,218
                                                  -------              -------
                                                  -------              -------
   Total Net Increase (Decrease)      $ (986,617)           $  967,781
                                      ----------            ----------
                                      ----------            ----------

                                           OAK RIDGE LARGE CAP EQUITY FUND
                                                       CLASS A
                                        --------------------------------------
                                           YEAR ENDED            YEAR ENDED
                                          NOV. 30, 2003         NOV. 30, 2002
                                        -----------------     ----------------
                                        AMOUNT     SHARES     AMOUNT    SHARES
                                        ------     ------     ------    ------
   Shares sold                        $  517,441   52,663   $  362,337  33,851
   Shares issued to holders in
     reinvestment of distributions       444,494   45,449           --      --
   Shares redeemed                      (764,600) (76,181)  (1,999,100)(175,322)
   Shares issued in connection
     with acquisition of
     Universal Growth Fund                    --       --    8,228,914 672,393
                                      ----------  -------   ---------- -------
   Net increase                       $  197,335   21,931   $6,592,151 530,922
                                      ----------            ----------
                                      ----------            ----------
   SHARES OUTSTANDING:
      Beginning of Period                         751,155              220,233
                                                  -------              -------
      End of Period                               773,086              751,155
                                                  -------              -------
                                                  -------              -------

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Adviser an annual management fee, effective March 1, 1999 of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the year ended November 30, 2003, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2004. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                  OAK RIDGE SMALL        OAK RIDGE LARGE
       YEAR OF EXPIRATION         CAP EQUITY FUND        CAP EQUITY FUND
       ------------------         ---------------        ---------------
       November 30, 2004              $24,053                $87,637
       November 30, 2005              $48,392                $93,815
       November 30, 2006              $68,844                $62,616

For the year ended November 30, 2003, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $14,427 and $10,229, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $742 for the Oak Ridge Small Cap Equity Fund and $0 for the Oak Ridge Large Cap Equity Fund.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the year ended November 30, 2003 were $6,288,352 and $6,634,709, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the year ended November 30, 2003 were $4,231,050 and $4,002,131, respectively. There were no purchases or sales of long-term U.S. Government securities.

At November 30, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                     SMALL CAP       LARGE CAP
                                                    EQUITY FUND     EQUITY FUND
                                                    -----------     -----------
   Cost of investments                              $11,538,201     $7,145,801
                                                    -----------     ----------
                                                    -----------     ----------
   Gross unrealized appreciation                    $ 5,027,588     $1,734,838
   Gross unrealized depreciation                        (26,311)      (218,252)
                                                    -----------     ----------
   Net unrealized appreciation/(depreciation)       $ 5,001,277     $1,516,586
                                                    -----------     ----------
                                                    -----------     ----------
   Undistributed ordinary income                    $        --     $       --
   Undistributed long-term capital gain                      --             --
                                                    -----------     ----------
   Total distributable earnings                     $        --     $       --
                                                    -----------     ----------
                                                    -----------     ----------
   Other accumulated losses                         $  (165,593)    $ (180,507)
                                                    -----------     ----------
   Total accumulated earnings                       $ 4,835,684     $1,336,079
                                                    -----------     ----------
                                                    -----------     ----------

The tax components of the dividends paid during the fiscal year ended November 30, 2003 are as follows:

                                     ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                                     ---------------    -----------------------
   Oak Ridge Small Cap Equity Fund          --                    --
   Oak Ridge Large Cap Equity Fund          --                 $461,097

The tax components of the dividends paid during the fiscal year ended November 30, 2002 are as follows:

                                     ORDINARY INCOME    LONG-TERM CAPITAL GAINS
                                     ---------------    -----------------------
   Oak Ridge Small Cap Equity Fund          --                $1,707,437
   Oak Ridge Large Cap Equity Fund          --                $  176,114

During the year ended November 30, 2003, the Oak Ridge Small Cap Equity Fund utilized $1,085,745 of its capital loss carryforwards and at November 30, 2003, had $165,593 in carryforwards that expire in 2010. At November 30, 2003, the Oak Ridge Large Cap Equity Fund had a capital loss carryforward of $180,468 of which $60,014 expires in 2009 and $120,454 expires in 2011. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders may be offset by any unused capital loss carryover for the Funds, subject to certain IRS limitations.

7. DISTRIBUTION PLAN

The Funds have adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Funds attributable to the Class A shares, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee at an annual rate of 0.75% of the average daily net assets of the Funds attributable to the Class C shares, and (ii) a service fee for personal services provided to shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Funds attributable to Class C shares. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the year ended November 30, 2003 were $32,705 and $20,218, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund Class C shares for the year ended November 30, 2003 were $6,207. Service fees for the Oak Ridge Small Cap Equity Fund Class C shares for the year ended November 30, 2003 were $2,069.

8. CHANGE IN INDEPENDENT AUDITORS

On November 6, 2003, the Board of Directors selected Ernst & Young LLP as the independent auditors for the Funds for the fiscal year ended November 30, 2003 after a recommendation from the Fund's Audit Committee to fill a vacancy in such a position in accordance with Section 32(a)(2) of the 1940 Act resulting from PricewaterhouseCoopers LLP's resignation. There were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure during the previous fiscal years or through the date of their resignation.

The Funds represent that they had not consulted with Ernst & Young LLP any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinions that might be rendered on the Funds' financial statements.

9. SUBSEQUENT EVENT

On October 3, 2003, the Board of Directors approved a plan of reorganization under which the Funds would be merged into the Pioneer Series Trust I, which is managed by Pioneer Investments, Inc. A joint special meeting of the shareholders of the Funds is scheduled for February 10, 2004, for shareholders to vote on the Plan of Reorganization either in person or by proxy.

OAK RIDGE FUNDS

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders
Oak Ridge Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oak Ridge Funds, Inc., comprising the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (the "Funds") as of November 30, 2003, and the related statements of operations, statements of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of the Funds for the periods prior to November 30, 2003, were audited by other auditors whose report dated January 7, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oak Ridge Funds, Inc. as of November 30, 2003, and the results of their operations, changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Boston, Massachusetts
January 16, 2004

OAK RIDGE FUNDS

ADDITIONAL INFORMATION ABOUT DIRECTORS AND OFFICERS

Under the laws of the state of Maryland, the Board of Directors of the Funds is responsible for managing the business and affairs of the Funds. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors and is available, without charge, upon request by calling 1-800-407-7298.

                                           TERM OF                                                # OF PORTFOLIOS
                            POSITION(S)    OFFICE AND                                             IN FUND COMPLEX  OTHER
                            HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION                  OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE       THE FUNDS      SERVED(1)<F23>   DURING PAST FIVE YEARS                DIRECTOR         HELD BY DIRECTOR
---------------------       ----------     --------------   ----------------------                ---------------  ----------------
David M. Klaskin*<F22>      President      Since 1994       Mr. Klaskin has been the Chairman            2         None
Oak Ridge Investments, LLC  and Director                    of the Adviser since November 1998
10 S. LaSalle St.                                           and the Treasurer and Chief Investment
Suite 1050                                                  Officer of the Adviser (and its
Chicago, IL  60603                                          predecessor) since December 1989.
Age:  43                                                    Mr. Klaskin served as the President of
                                                            the Adviser (and its predecessor) from
                                                            December 1989 until November 1998.
                                                            Mr. Klaskin has held the same
                                                            positions (with the exception of Chief
                                                            Investment Officer) for the same time
                                                            periods with the Funds' principal
                                                            distributor, Oak Ridge Investments,
                                                            Inc. (the "Distributor").

Samuel Wegbreit*<F22>       Chairman       Since 1994       Mr. Wegbreit has been the Vice               2         None
Oak Ridge Investments, LLC  of the Board,                   Chairman of the Adviser since November
10 S. LaSalle St.           Treasurer,                      1998 and the Secretary of the Adviser
Suite 1050                  Assistant                       (and its predecessor) since September
Chicago, IL  60603          Secretary                       1989.  Mr. Wegbreit served as the
Age:  46                    and Director                    Chairman of the Adviser (and its
                                                            predecessor) from September 1989 until
                                                            November 1998.  Mr. Wegbreit
                                                            has held the same positions for the same
                                                            time periods with the Distributor.

Daniel A. Kaplan            Director       Since 1994       Mr. Kaplan is a Certified Public Accountant  2         None
641 W. Lake St.                                             and the President of Loft Development
Suite 401                                                   Corporation, a real estate development
Chicago, IL  60661                                          company located in Chicago, Illinois.  Mr.
Age:  43                                                    Kaplan has been employed by Loft
                                                            Development Corporation since 1986.

  *<F22>   Interested Directors.
(1)<F23> Each Director holds office until their termination or until the election and qualification of his or her successor.

                                           TERM OF                                                # OF PORTFOLIOS
                            POSITION(S)    OFFICE AND                                             IN FUND COMPLEX  OTHER
                            HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION                  OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE       THE FUNDS      SERVED(1)<F24>   DURING PAST FIVE YEARS                DIRECTOR         HELD BY DIRECTOR
---------------------       ----------     --------------   ----------------------                ---------------  ----------------
A. Charlene Sullivan, Ph.D. Director       Since 1994       Dr. Sullivan has been a Professor of         2         None
Purdue University                                           Finance at Purdue University since 1978.
Krannert Center #217
West LaFayette, IN  47907
Age:  55

Angelo Louis Spoto          Director       Since 1994       Mr. Spoto has been a private investor since  2         None
355 Hickory Lane                                            1990.  Prior to 1990 Mr. Spoto was a Senior
Rockford, IL  61107                                         Vice President - Investments with Kemper
Age:  74                                                    Securities, Inc., in Rockford, Illinois.

John Peters(2)<F25>         Secretary      Since 1994       Mr. Peters has been the President of the
Oak Ridge Investments, LLC                                  Adviser since July 15, 1998.  From
10 S. LaSalle St.,                                          September 1, 1997 until June 1, 1998,
Suite 1050                                                  Mr. Peters was President of Dreman Value
Chicago, IL  60603                                          Management, Jersey City, New Jersey.
Age:  56                                                    From January 1, 1990 until January 1, 1997,
                                                            Mr. Peters was the Managing Director
                                                            of Kemper Financial Services, Inc.

(1)<F24> Each Director holds office until their termination or until the election and qualification of his or her successor.
(2)<F25>   Mr. Peters serves as an officer of the Fund but is not a director.

                               TABLE OF CONTENTS

                                                                          Page
                                                                          ----
Letter to Shareholders                                                      1
Schedule of Investments                                                     5
Statements of Assets and Liabilities                                        9
Statements of Operations                                                   10
Statements of Changes in Net Assets                                        11
Financial Highlights                                                       12
Notes to the Financial Statements                                          15
Report of Independent Auditors                                             21
Additional Information about Directors                                     22

To request a copy of the Funds' proxy voting policies and procedures, please call 1-800-407-7298.

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, controller and other senior financial officers because the registrant has adopted a plan of reorganization by which the Funds would be merged into the Pioneer Series Trust 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of directors has not determined whether it has an audit committee financial expert because it has adopted a plan of reorganization by which the Funds would be merged into the Pioneer Series Trust 1. The registrant believes that the experience of the members of the Audit Committee offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto. Due to the plan of organization that was adopted on October 3, 2003, the Funds have not adopted a code of ethics.

     (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 of the Investment Company Act of 1940. Not Applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Oak Ridge Funds, Inc.
                   ---------------------------------------------------

     By (Signature and Title)  /s/ David M. Klaskin
                              ----------------------------------------
                              David M. Klaskin, President

     Date   1-30-04
            ----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/ David M. Klaskin
                              ----------------------------------------
                              David M. Klaskin, President

     Date   1-30-04
            ----------------------------------------------------------

     By (Signature and Title)  /s/ Samuel Wegbreit
                              ----------------------------------------
                              Samuel Wegbreit, Treasurer

     Date   1-30-04
            ----------------------------------------------------------